Acquisitions (Netcordia Acquisition) (Details) (USD $)			0 Months Ended
	Jul. 31, 2012	May 01, 2010 Netcordia [Member] categories	May 01, 2010 Netcordia [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Series F [Member]	May 01, 2010 Netcordia [Member] Stock Option [Member]	May 01, 2010 Netcordia [Member] Stock Option [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Warrants [Member]	May 01, 2010 Netcordia [Member] Warrants [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Convertible Preferred Stock [Member] Series F [Member] Minimum [Member]	May 01, 2010 Netcordia [Member] Convertible Preferred Stock [Member] Series F [Member] Maximum [Member]
Business Acquisition [Line Items]
Number of adjacent categories		2
Percent of issued and outstanding capital stock		15.00%
Cost of acquired entity		$ 43,500,000	$ 10,145,000	$ 29,590,000	$ 1,632,000	$ 1,600,000	$ 2,130,000	$ 2,100,000
Number of shares in transaction			1,602,543	12,734,005		281,666		336,488
Share price			$ 6.33						$ 2.29	$ 2.34
Weighted average exercise price per share	$ 3.58				$ 0.69
Dividend rate					0.00%		0.00%
Expected volatility					60.00%		60.00%
Risk free interest rate					2.40%		2.50%
Expected term (in years)					4 years 5 months 5 days		8 years
Fair value of assumed unearned options					1,300,000
Total purchase price		$ 43,497,000